UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08614

Brandes Investment Trust
(Exact name of registrant as specified in charter)

11988 El Camino Real, Suite 500
San Diego, CA 92130
(Address of principal executive offices) (Zip code)

Michael Glazer, Esq.
c/o Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071
(Name and address of agent for service)

800-331-2979
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2012

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 104.46%
Brazil - 2.56%
Banco do Brasil SA	198,354	$1,920,829
Banco Santander Brasil SA - ADR	346,900	2,688,476
Centrais Electricas Brasileiras SA - ADR	521,630	3,667,059
Oi SA - ADR	30,845	143,429
Tim Participacoes SA - ADR	30,066	825,612
		9,245,405
France - 15.12%
Carrefour SA (b)	422,976	7,810,438
France Telecom SA	778,804	10,240,047
GDF Suez	494,098	11,783,195
Natixis	924,548	2,490,424
Renault SA	55,100	2,200,288
Sanofi	117,335	8,882,377
Total SA	251,894	11,337,504
		54,744,273
Germany - 2.68%
Deutsche Bank AG	57,225	2,065,441
Deutsche Telekom AG	695,200	7,619,019
		9,684,460
Ireland - 2.64%
CRH Plc	495,972	9,568,803
Italy - 7.39%
ENI SpA	549,815	11,680,928
Intesa Sanpaolo SpA	1,949,178	2,774,167
Intesa Sanpaolo SpA Savings Shares	971,300	1,105,883
Italcementi SpA Savings Shares	422,400	986,959
Telecom Italia SpA	4,166,774	4,117,376
Telecom Italia SpA Savings Shares	7,522,450	6,095,964
		26,761,277
Japan - 28.91%
Astellas Pharma, Inc.	156,400	6,825,094
Canon, Inc.	124,100	4,952,896
Dai Nippon Printing Co. Ltd.	407,400	3,191,553
Daiichi Sankyo Co. Ltd.	326,202	5,500,370
FUJIFILM Holdings Corp.	288,000	5,456,504
Honda Motor Co. Ltd.	154,400	5,387,873
Japan Tobacco, Inc.	163,000	4,828,980
Mitsubishi UFJ Financial Group, Inc.	1,070,200	5,127,198
MS&AD Insurance Group Holdings	229,899	4,022,149
Nippon Telegraph & Telephone Corp.	251,200	11,713,586
NKSJ Holdings, Inc.	219,000	4,662,037
Ono Pharmaceutical Co. Ltd.	61,800	3,883,482
Rohm Co. Ltd.	55,600	2,142,514
Seven & I Holdings Co. Ltd.	133,400	4,021,390

Sony Corp.	196,400	2,808,374
Sumitomo Mitsui Financial Group, Inc.	126,398	4,175,549
Sumitomo Mitsui Trust Holdings, Inc.	703,000	2,101,001
Taisho Pharmaceutical Co. Ltd.	40,800	3,450,323
Takeda Pharmaceutical Co. Ltd.	171,700	7,795,500
Tokio Marine Holdings, Inc.	249,500	6,260,727
Toyota Motor Corp.	157,000	6,336,869
		104,643,969
Mexico - 2.81%
America Movil SAB de CV - ADR	260,998	6,801,608
Cemex SAB de CV - ADR (a)	501,285	3,373,648
		10,175,256
Netherlands - 9.09%
Aegon NV	1,273,208	5,904,625
Akzo Nobel NV	58,862	2,770,322
Koninklijke Ahold NV	489,052	6,058,049
STMicroelectronics NV	933,900	5,081,989
Unilever NV	236,304	7,893,859
Wolters Kluwer NV	326,601	5,192,848
		32,901,692
Portugal - 0.91%
Portugal Telecom SGPS SA	754,817	3,305,839
Russia - 1.58%
Lukoil OAO - ADR	102,003	5,720,328
Singapore - 0.80%
Flextronics International Ltd. (a)	469,000	2,907,800
South Korea - 3.38%
Korea Electric Power Corp. - ADR (a)	354,400	3,962,192
POSCO	16,409	5,253,376
SK Telecom Co. Ltd. - ADR	248,200	3,003,220
		12,218,788
Spain - 1.10%
Telefonica SA	303,277	3,992,183
Sweden - 1.37%
Telefonaktiebolaget LM Ericsson	542,200	4,960,980
Switzerland - 6.59%
Swiss Re AG	135,520	8,543,425
Swisscom AG	10,000	4,028,807
TE Connectivity Ltd.	176,472	5,631,222
UBS AG	483,137	5,653,755
		23,857,209
United Kingdom - 17.53%
AstraZeneca Plc	180,255	8,055,153
Barclays Plc	1,471,121	3,759,076
BP Plc	1,326,190	8,856,538
GlaxoSmithKline Plc	273,720	6,217,270
HSBC Holdings Plc	406,000	3,577,597
ITV Plc	3,752,300	4,515,107
J. Sainsbury Plc	1,194,000	5,643,007
Kingfisher Plc	1,257,800	5,673,944
Marks & Spencer Group Plc	1,231,819	6,281,820
Vodafone Group Plc	1,928,400	5,420,247

Wm. Morrison Supermarkets Plc		1,304,111	5,441,752
			63,441,511
TOTAL COMMON STOCKS (Cost $466,734,486)			$378,129,773

PREFERRED STOCKS - 2.17%
Brazil - 2.17%
Oi SA - ADR		83,223	$1,026,972
Petroleo Brasileiro SA - ADR		309,550	5,615,237
Telefonica Brasil SA - ADR		49,463	1,223,714
TOTAL PREFERRED STOCKS (Cost $12,955,267)			$7,865,923

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 2.40%
Repurchase Agreement - 2.40%
State Street Bank and Trust Repurchase Agreement, (Dated 6/29/12), due 7/2/12, 0.01%,
[Collateralized by $8,620,000 United States Treasury Bill, 1.75%, 3/31/14,
(Market Value $8,869,905)] (proceeds $8,694,124).		$8,694,117	$8,694,117
TOTAL SHORT TERM INVESTMENTS (Cost $8,694,117)			$8,694,117

Total Investments (Cost $488,383,870) - 109.03%			$394,689,813
Liabilities in Excess of Other Assets - (9.03)%			(32,695,357)
TOTAL NET ASSETS - 100.00%			$361,994,456

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of security is out on loan. See note 3 in the Notes to the Schedule of Investments.

Brandes Institutional International Equity Fund
Schedule of Investments by Industry
June 30, 2012 (Unaudited)

COMMON STOCKS
Automobiles		3.84%
Capital Markets		2.12%
Chemicals		0.77%
Commercial Banks		8.21%
Commercial Services & Supplies		0.88%
Communications Equipment		1.37%
Construction Materials		3.85%
Diversified Telecommunication Services		14.16%
Electric Utilities		2.11%
Electronic Equipment, Instruments & Components		3.87%
Food & Staples Retailing		8.00%
Food Products		2.18%
Household Durables		0.78%
Insurance		8.12%
Media		2.68%
Metals & Mining		1.45%
Multiline Retail		1.74%

Multi-Utilities	3.26%
Office Electronics	1.37%
Oil & Gas	10.39%
Pharmaceuticals	13.98%
Semiconductors & Semiconductor Equipment	2.00%
Specialty Retail	1.57%
Tobacco	1.33%
Wireless Telecommunication Services	4.43%
TOTAL COMMON STOCKS	104.46%
PREFERRED STOCKS
Diversified Telecommunication Services	0.62%
Oil & Gas	1.55%
TOTAL PREFERRED STOCKS	2.17%
SHORT TERM INVESTMENTS	2.40%
TOTAL INVESTMENTS	109.03%
Liabilities in Excess of Other Assets	-9.03%
TOTAL NET ASSETS	100.00%

Multiline Retail	1.74%
Multi-Utilities	3.26%
Office Electronics	1.37%
Oil & Gas	10.39%
Pharmaceuticals	13.98%
Semiconductors & Semiconductor Equipment	2.00%
Specialty Retail	1.57%
Tobacco	1.33%
Wireless Telecommunication Services	4.43%
TOTAL COMMON STOCKS	104.46%
PREFERRED STOCKS
Diversified Telecommunication Services	0.62%
Oil & Gas	1.55%
TOTAL PREFERRED STOCKS	2.17%
SHORT TERM INVESTMENTS	2.40%
TOTAL INVESTMENTS	109.03%
Liabilities in Excess of Other Assets	-9.03%
TOTAL NET ASSETS	100.00%

Brandes Separately Managed Account Reserve Trust
Schedule of Investments
June 30, 2012 (Unaudited)
	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 1.04%
Fannie Mae Interest Only Strip - 1.04%
5.500%, 01/01/2036	$4,606,065	$633,005
6.000%, 06/01/2036	5,826,299	837,293
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $2,045,472)		$1,470,298

OTHER MORTGAGE RELATED SECURITIES - 5.31%
Collateralized Mortgage Obligations - 0.03%
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR14, 5.853%, 10/25/2036	$39,074	$37,268
Near Prime Mortgage - 2.60%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.653%, 10/25/2035	3,699,995	2,941,862
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.756%, 03/20/2036	1,366,940	753,907
		3,695,769
Sub-Prime Mortgages - 2.68%
Countrywide Asset-Backed Certificates
Series 2004-10, 1.295%, 12/25/2034	3,367,568	344,462
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.415%, 04/25/2036	2,333,877	1,758,151
Structured Asset Investment Loan Trust
Series A3, 0.625%, 07/25/2035	1,899,142	1,709,481
		3,812,094
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $11,146,606)		$7,545,131

US GOVERNMENTS - 9.08%
Sovereign - 9.08%
United States Treasury Bond
4.750%, 02/15/2037	$1,535,000	$2,139,646
United States Treasury Note
4.500%, 02/15/2016	2,900,000	3,312,571
3.375%, 11/15/2019	4,620,000	5,345,123
2.000%, 11/15/2021	2,025,000	2,099,514
		10,757,208
TOTAL US GOVERNMENTS (Cost $12,085,517)		$12,896,854

	Shares	Value
COMMON STOCKS - 0.43%
Paper & Forest Products - 0.42%
Abitibi-Consolidated (a)(c)	3,950,000	$-
Quad/Graphics, Inc.	15,701	225,780
Quebecor World (a)(c)	9,700,000	–
Resolute Forest Products, Inc. (a)	31,224	361,575
		587,355

Semiconductors - 0.01%
MagnaChip Semiconductor Corp. (a)	2,010	19,155
TOTAL COMMON STOCKS (Cost $4,082,221)		$606,510

PREFERRED STOCKS - 0.86%
Consumer Finance - 0.86%
Ally Financial, Inc., 7.000% (b)	1,363	$1,214,390
TOTAL PREFERRED STOCKS (Cost $0)		$1,214,390

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.99%
Student Loan - 2.99%
National Collegiate Student Loan Trust
Series A-4, 0.550%, 10/25/2033	$1,500,000	$593,571
SLM Student Loan Trust
Series 2004-B, 0.898%, 09/15/2033	1,500,000	1,050,000
Series 2005-A, 0.778%, 12/15/2038	1,865,000	1,142,244
Series 2006-A, 0.758%, 06/15/2039	2,200,000	1,458,047
		3,650,291
TOTAL ASSET BACKED SECURITIES (Cost $5,361,887)		$4,243,862

CORPORATE BONDS - 78.47%
Advertising - 3.01%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$3,920,000	$4,282,600
Automobile Parts & Equipment - 1.79%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	2,465,000	2,538,950
Banks & Thrifts - 16.74%
Ally Financial, Inc.
7.500%, 12/31/2013	1,029,000	1,090,740
6.750%, 12/01/2014	3,646,000	3,837,415
8.000%, 12/31/2018	1,235,000	1,367,763
First Horizon National Corp.
5.375%, 12/15/2015	1,780,000	1,878,263
JP Morgan Chase & Co.
7.900%, Perpetual	5,620,000	6,161,149
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	3,380,000	3,643,535
Regions Financial Corp.
5.750%, 06/15/2015	3,890,000	4,084,500
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	1,500,000	1,710,603
		23,773,968
Building Materials - 9.83%
CRH America, Inc.
6.000%, 09/30/2016	1,915,000	2,096,243
Masco Corp.
6.125%, 10/03/2016	4,040,000	4,311,488
Mohawk Industries, Inc.
6.375%, 01/15/2016	2,965,000	3,268,913
Owens Corning

6.500%, 12/01/2016	1,445,000	1,606,726
USG Corp.
6.300%, 11/15/2016	2,790,000	2,671,425
		13,954,795
Consumer Products - 2.61%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	3,285,000	3,712,050
Diversified Financial Services - 6.77%
American International Group, Inc.
6.400%, 12/15/2020	2,785,000	3,151,163
International Lease Finance Corp.
6.625%, 11/15/2013	3,350,000	3,458,875
SLM Corp.
5.000%, 10/01/2013	2,920,000	3,007,600
		9,617,638
Electric Utilities - 5.99%
EDP Finance BV
4.900%, 10/01/2019 (b)	4,450,000	3,544,501
FirstEnergy Corp.
7.375%, 11/15/2031	3,950,000	4,958,316
		8,502,817
Energy - 1.24%
Valero Energy Corp.
9.375%, 03/15/2019	1,340,000	1,761,060
Food, Beverage & Tobacco - 5.00%
Pilgrims Pride Corp.
7.875%, 12/15/2018	1,790,000	1,814,613
Tyson Foods, Inc.
6.850%, 04/01/2016	4,615,000	5,278,406
		7,093,019
Homebuilders - 10.69%
Centex Corp.
6.500%, 05/01/2016	2,695,000	2,910,600
Lennar Corp.
5.600%, 05/31/2015	4,275,000	4,488,749
Pulte Group, Inc.
5.200%, 02/15/2015	3,205,000	3,301,150
Toll Brothers Finance Corp.
5.150%, 05/15/2015	4,235,000	4,476,264
		15,176,763
Industrial - 0.90%
Eastman Kodak Co.
9.750%, 03/01/2018 (b)(d)	2,020,000	1,272,600
Insurance - 3.55%
CNA Financial Corp.
7.350%, 11/15/2019	1,700,000	2,011,130
5.875%, 08/15/2020	1,250,000	1,374,568
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	1,490,000	1,652,546
		5,038,244
Media - 1.42%
The McGraw Hill Cos, Inc.

5.900%, 11/15/2017	1,075,000	1,237,433
Virgin Media Finance Plc
9.500%, 08/15/2016	698,000	778,270
		2,015,703
Oil & Gas - 3.31%
Chesapeake Energy Corp.
6.625%, 08/15/2020	3,555,000	3,519,451
El Paso Corp.
7.000%, 06/15/2017	1,035,000	1,174,058
		4,693,509
Retail - 2.21%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	2,975,000	3,144,263
Technology, Equipment & Services - 1.09%
Unisys Corp.
12.500%, 01/15/2016	1,454,000	1,541,240
Telecommunications - 1.44%
Telecom Italia Capital SA
6.999%, 06/04/2018	840,000	835,800
Telefonica Emisiones SAU
5.462%, 02/16/2021	1,390,000	1,210,402
		2,046,202
Utilities - 0.88%
Edison Mission Energy
7.000%, 05/15/2017	2,230,000	1,248,800
TOTAL CORPORATE BONDS (Cost $103,174,111)		$111,414,221

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (c)	80,400	$-
TOTAL WARRANTS (Cost $863,486)		$–

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 1.00%
Repurchase Agreement - 1.00%
State Street Bank and Trust Repurchase Agreement (Dated 6/29/12), due
7/2/12, 0.01%, [Collateralized by $1,410,000 United States Treasury Bill, 1.75%,
3/31/14, (Market Value $1,450,878)], (proceeds $1,422,407).	$1,422,405	$1,422,405
TOTAL SHORT TERM INVESTMENTS (Cost $1,422,405)		$1,422,405

Total Investments (Cost $140,181,705) - 99.18%		$140,813,671
Other Assets in Excess of Liabilities - 0.82%		1,166,015
TOTAL NET ASSETS - 100.00%		$141,979,686

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$9,175,754, which represents 6.46% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets.
(d) In default.

Brandes International Small Cap Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.15%
Argentina - 0.09%
Grupo Clarin SA - GDR (a)	6,250	$22,106
Australia - 0.08%
Australian Vintage Ltd.	55,152	19,192
Bermuda - 0.96%
Argo Group International Holdings Ltd.	8,916	260,971
Brazil - 0.91%
Viver Incorporadora e Construtora SA (a)	335,790	247,433
Canada - 7.61%
Dorel Industries, Inc. (a)	30,480	808,329
E-L Financial Corp. Ltd. (a)	916	373,382
Linamar Corp. (a)	17,860	345,938
Sierra Wireless, Inc. (a)	58,343	526,837
Supremex, Inc. (a)	9,310	15,271
		2,069,757
China - 4.55%
China Yuchai International Ltd. (a)	15,550	212,569
People's Food Holdings Ltd. (a)	1,407,000	555,357
Sinotrans Ltd.	1,526,000	249,901
Weiqiao Textile Co.	591,000	220,159
		1,237,986
France - 4.84%
Bongrain SA	11,870	754,231
Teleperformance SA	25,420	561,887
		1,316,118
Greece - 1.86%
Folli Follie Group (a)	24,816	177,905
Sarantis SA (a)	67,450	136,573
Titan Cement Co. SA	10,940	192,269
		506,747
Hong Kong - 2.33%
Dickson Concepts International Ltd.	462,000	249,244
First Pacific Co. Ltd.	371,600	385,443
		634,687
Ireland -1.39%
Grafton Group Plc (a)	108,242	379,207
Israel - 0.85%
Syneron Medical Ltd. (a)	22,250	230,955
Italy - 4.29%
Iren SpA	595,928	235,591
Italcementi SpA Savings Shares	163,330	381,630
Italmobiliare SpA	38,693	435,943
Natuzzi SpA - ADR (a)	47,186	114,662
		1,167,826
Japan - 26.32%

Alpine Electronics, Inc.	6,000	71,746
Chudenko Corp.	24,800	251,409
Fuji Machine Manufacturing Co. Ltd.	28,800	510,133
Hibiya Engineering Ltd.	46,500	528,699
Hosiden Corp.	37,650	240,097
Makita Corp.	15,100	529,702
Noritsu Koki Co. Ltd.	53,600	256,271
Okinawa Cellular Telephone Co.	307	647,350
Otsuka Kagu Ltd.	24,100	245,940
San-A Co. Ltd.	17,500	666,284
Shin-etsu Polymer Co. Ltd.	53,900	249,359
Tenma Corporation	40,400	430,156
The Yamanashi Chuo Bank Ltd.	6,000	23,527
Torii Pharmaceutical Co. Ltd.	28,500	623,540
TSI Holdings Co. Ltd.	83,000	408,963
Tsutsumi Jewelry Co. Ltd.	20,300	493,575
Yamaha Corp.	42,400	436,322
Yamaha Motor Co. Ltd. (a)	28,300	270,989
Yodogawa Steel Works Ltd.	71,000	273,940
		7,158,002
Norway - 2.60%
Cermaq ASA	53,700	708,213
Panama - 1.92%
Banco Latinoamericano de Comercio Exterior SA	24,329	521,370
Philippines - 1.12%
First Philippine Holdings Corp.	87,200	156,843
Pepsi-Cola Products Philippines, Inc. (a)	2,263,000	148,772
		305,615
Singapore - 4.69%
Haw Par Corp. Ltd.	141,000	670,222
HTL International Holdings Ltd.	439,000	114,209
Flextronics International Ltd. (a)	79,450	492,590
		1,277,021
South Korea - 5.99%
Lotte Chilsung Beverage Co. Ltd.	590	756,914
Namyang Dairy Products Co. Ltd. (a)	930	626,036
Samchully Co. Ltd. (a)	3,210	246,944
		1,629,894
Switzerland - 4.61%
Lonza Group AG	10,970	456,408
Micronas Semiconductor Holding AG (a)	23,397	204,233
Panalpina Welttransport Holding AG	6,600	593,007
		1,253,648
Turkey - 2.12%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	582,590	577,694
United Arab Emirates - 0.41%
Air Arabia PJSC	682,400	112,325
United Kingdom - 13.61%
Chime Communications Plc	234,273	574,208
Clarkson Plc	14,570	295,503
Debenhams Plc	338,757	459,981
Home Retail Group Plc	216,060	286,998

ITV Plc		203,410	244,761
LSL Property Services Plc		77,898	286,186
Mcbride Plc (a)		389,641	756,691
Travis Perkins Plc		52,490	799,198
			3,703,526
TOTAL COMMON STOCKS (Cost $26,648,608)			$25,340,293

PREFERRED STOCKS - 0.62%
Argentina - 0.46%
Nortel Inversora SA - ADR (a)		7,980	$124,648
Brazil - 0.16%
Telefonica Brasil SA - ADR		1,814	44,878
TOTAL PREFERRED STOCKS (Cost $231,593)			$169,526

REAL ESTATE INVESTMENT TRUSTS - 2.09%
Mexico - 2.09%
Fibra Uno Administracion SA de CV		277,000	$568,963
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $512,450)			$568,963

		Principal
		Amount	Value
CORPORATE BONDS - 0.96%
Greece - 0.96%
OTE Plc
7.250%, 02/12/2015		$327,000	$260,731
TOTAL CORPORATE BONDS (Cost $250,493)			$260,731

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 2.99%
Repurchase Agreement - 2.99%
State Street Bank and Trust Repurchase Agreement, (Dated 6/29/12), due 7/2/12, 0.01%,
[Collateralized by $810,000 United States Treasury Bill, 1.75%, 3/31/14,
(Market Value $833,483)] (proceeds $812,484).		$812,484	$812,484
TOTAL SHORT TERM INVESTMENTS (Cost $812,484)			$812,484

Total Investments (Cost $28,455,628) - 99.81%			$27,151,997
Other Assets in Excess of Liabilities - 0.18%			51,292
TOTAL NET ASSETS - 100.00%			$27,203,289

ADR	American Depository Receipt
GDR	Global Depository Receipt
(a)	Non-income producing security.

Brandes International Small Cap Fund
Schedule of Investments by Industry
June 30, 2012 (Unaudited)

COMMON STOCKS
Air Freight & Logistics	3.09%
Airlines	0.41%
Auto Components	1.27%
Automobiles	1.00%
Beverages	3.40%
Chemicals	2.50%
Commercial Banks	2.01%
Communications Equipment	1.94%
Construction & Engineering	2.87%
Construction Materials	3.71%
Diversified Financial Services	1.41%
Electric Utilities	0.58%
Electronic Equipment, Instruments & Components	2.69%
Food & Staples Retailing	2.45%
Food Products	9.72%
Gas Utilities	0.91%
Health Care Equipment & Supplies	0.85%
Health Care Providers & Services	2.12%
Household Durables	4.99%
Household Products	2.78%
Insurance	2.33%
Internet & Catalog Retail	1.06%
Leisure Equipment & Products	2.55%
Life Sciences Tools & Services	1.68%
Machinery	4.60%
Marine	1.09%
Media	3.09%
Metals & Mining	1.01%
Multiline Retail	1.69%
Multi-Utilities	0.87%
Paper & Forest Products	0.06%
Personal Products	0.50%
Pharmaceuticals	4.75%
Professional Services	2.07%
Real Estate Management & Development	1.05%
Semiconductors & Semiconductor Equipment	0.75%
Specialty Retail	4.29%
Textiles, Apparel & Luxury Goods	2.31%
Trading Companies & Distributors	4.32%
Wireless Telecommunication Services	2.38%
TOTAL COMMON STOCKS	93.15%
PREFERRED STOCKS
Diversified Telecommunication Services	0.62%
TOTAL PREFERRED STOCKS	0.62%
REAL ESTATE INVESTMENT TRUSTS	2.09%
CORPORATE BONDS
Diversified Telecommunication Services	0.96%
TOTAL CORPORATE BONDS	0.96%
SHORT TERM INVESTMENTS	2.99%
TOTAL INVESTMENTS	99.81%
Other Assets in Excess of Liabilities	0.19%
TOTAL NET ASSETS	100.00%

Brandes Institutional Core Plus Fixed Income Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Principal
	Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS - 11.15%
Fannie Mae Interest Only Strip - 0.52%
5.500%, 01/01/2036	$563,187	$77,398
6.000%, 06/01/2036	580,118	83,368
		160,766
Federal National Mortgage Association - 6.80%
Pool #MA0918, 4.000%, 12/01/2041	1,018,262	1,085,772
Pool #934124, 5.500%, 07/01/2038	526,796	574,869
Pool #254631, 5.000%, 02/01/2018	424,650	459,785
		2,120,426
Freddie Mac Mortgage - 3.83%
Pool #G0-6018, 6.500%, 04/01/2039	346,543	389,117
Pool #A9-3505, 4.500%, 08/01/2040	752,965	805,442
		1,194,559
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $3,442,285)		$3,475,751

OTHER MORTGAGE RELATED SECURITIES - 7.91%
Collateralized Mortgage Obligations - 2.23%
Wells Fargo Mortgage Backed Securities Trust
Series 2004-DD, 2.615%, 01/25/2035	$775,000	$692,928
Series 2006-AR14, 5.853%, 10/25/2036	4,396	4,193
		697,121
Near Prime Mortgage - 5.31%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.653%, 10/25/2035	854,999	679,809
Bear Stearns Alt-A Trust
Series 2004-11, 0.925%, 11/25/2034	397,150	339,326
Series 2005-7, 0.515%, 08/25/2035	440,533	321,765
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB1, 2.756%, 03/20/2036	55,751	30,748
Opteum Mortgage Acceptance Corp.
Series 2005-3, 0.535%, 07/25/2035	340,861	283,256
		1,654,904
Sub-Prime Mortgages - 0.37%
Countrywide Asset-Backed Certificates
Series 2004-10, 1.295%, 12/25/2034	115,013	11,764
JP Morgan Mortgage Acquisition Corp.
Series 2006-NC1, 0.415%, 04/25/2036	136,965	103,178
		114,942
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $2,449,700)		$2,466,967

US GOVERNMENTS - 28.97%
Sovereign - 28.97%
United States Treasury Bond
4.750%, 02/15/2037	$475,000	$662,105

United States Treasury Note
4.250%, 08/15/2014	1,455,000	1,574,697
4.500%, 02/15/2016	2,420,000	2,764,284
3.375%, 11/15/2019	2,730,000	3,158,482
2.000%, 11/15/2021	840,000	870,909
		8,368,372
TOTAL US GOVERNMENTS (Cost $8,601,799)		$9,030,477

	Shares	Value
COMMON STOCKS - 0.03%
Paper & Forest Products - 0.03%
Abitibi-Consolidated (a)(c)	80,000	$-
Quad/Graphics, Inc.	226	3,250
Quebecor World (a)(c)	140,000	–
Resolute Forest Products, Inc. (a)	632	7,318
		10,568
Semiconductors - 0.00%
MagnaChip Semiconductor Corp. (a)	22	210
TOTAL COMMON STOCKS (Cost $67,097)		$10,778

PREFERRED STOCKS - 0.05%
Consumer Finance - 0.05%
Ally Financial, Inc., 7.000% (b)	16	$14,256
TOTAL PREFERRED STOCKS (Cost $0)		$14,256
	Principal
	Amount	Value
ASSET BACKED SECURITIES - 3.30%
Student Loan - 3.30%
National Collegiate Student Loan Trust
Series A-4, 0.550%, 10/25/2033	$410,000	$162,243
SLM Student Loan Trust
Series 2004-B, 0.898%, 09/15/2033	300,000	210,000
Series 2005-A, 0.778%, 12/15/2038	400,000	244,985
Series 2006-A, 0.758%, 06/15/2039	275,000	182,256
Series 2007-A, 0.708%, 12/15/2041	350,000	229,017
		866,258
TOTAL ASSET BACKED SECURITIES (Cost $1,280,298)		$1,028,501

CORPORATE BONDS - 45.59%
Advertising - 0.90%
The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$255,000	$278,588
Automobile Parts & Equipment - 0.21%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	65,000	66,950
Banks & Thrifts - 11.62%
Ally Financial, Inc.
7.500%, 12/31/2013	15,000	15,900
6.750%, 12/01/2014	650,000	684,124
8.000%, 12/31/2018	18,000	19,935
Banco Santander Chile
7.375%, 07/18/2012	23,700	23,737

Citigroup, Inc.
6.125%, 11/21/2017	235,000	260,362
6.875%, 03/05/2038	235,000	287,448
Fifth Third Bancorp
8.250%, 03/01/2038	175,000	237,504
First Horizon National Corp.
5.375%, 12/15/2015	130,000	137,177
JP Morgan Chase & Co.
7.900%, Perpetual	540,000	591,996
KeyCorp
6.500%, 05/14/2013	110,000	115,218
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	450,000	485,087
National City Corp.
4.900%, 01/15/2015	235,000	255,577
Regions Financial Corp.
5.750%, 06/15/2015	360,000	378,000
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	115,000	131,146
		3,623,211
Building Materials - 3.66%
CRH America, Inc.
6.000%, 09/30/2016	160,000	175,143
Masco Corp.
6.125%, 10/03/2016	305,000	325,496
Mohawk Industries, Inc.
6.375%, 01/15/2016	255,000	281,138
Owens Corning
6.500%, 12/01/2016	125,000	138,990
USG Corp.
6.300%, 11/15/2016	230,000	220,225
		1,140,992
Consumer Products - 1.00%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	275,000	310,750
Containers & Packaging - 0.71%
Sealed Air Corp.
7.875%, 06/15/2017	205,000	221,400
Diversified Financial Services - 4.13%
American International Group, Inc.
6.400%, 12/15/2020	300,000	339,443
Bank of America Corp.
3.750%, 07/12/2016	180,000	181,464
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	250,000	266,756
International Lease Finance Corp.
6.625%, 11/15/2013	285,000	294,263
SLM Corp.
5.000%, 10/01/2013	200,000	206,000
		1,287,926
Electric Utilities - 8.18%
Ameren Corp.

8.875%, 05/15/2014	300,000	334,167
Arizona Public Service Co.
8.750%, 03/01/2019	340,000	449,649
Commonwealth Edison Co.
5.900%, 03/15/2036	175,000	226,961
EDP Finance BV
4.900%, 10/01/2019 (b)	400,000	318,607
FirstEnergy Corp.
7.375%, 11/15/2031	430,000	539,765
Nisource Finance Corp.
5.250%, 09/15/2017	285,000	318,219
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	30,000	33,177
7.000%, 09/01/2022	175,000	212,570
PPL Energy Supply LLC
6.500%, 05/01/2018	100,000	115,553
		2,548,668
Energy - 0.72%
Valero Energy Corp.
9.375%, 03/15/2019	170,000	223,418
Equipment - 0.13%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 04/19/2022	36,480	39,581
Food, Beverage & Tobacco - 1.80%
Altria Group, Inc.
9.700%, 11/10/2018	150,000	207,565
Pilgrims Pride Corp.
7.875%, 12/15/2018	130,000	131,788
Tyson Foods, Inc.
6.850%, 04/01/2016	195,000	223,031
		562,384
Homebuilders - 3.62%
Centex Corp.
6.500%, 05/01/2016	80,000	86,400
Lennar Corp.
5.600%, 05/31/2015	290,000	304,500
Pulte Group, Inc.
5.200%, 02/15/2015	440,000	453,199
Toll Brothers Finance Corp.
5.150%, 05/15/2015	270,000	285,382
		1,129,481
Industrial - 0.35%
Eastman Kodak Co.
9.750%, 03/01/2018 (b)(d)	175,000	110,250
Insurance - 1.29%
CNA Financial Corp.
7.350%, 11/15/2019	125,000	147,877
5.875%, 08/15/2020	110,000	120,962
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	120,000	133,091
		401,930
Leisure Time - 0.42%

Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	125,000	130,000
Media - 0.59%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	15,000	17,267
Virgin Media Finance Plc
9.500%, 08/15/2016	150,000	167,250
		184,517
Oil & Gas - 3.91%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	435,000	493,629
Chesapeake Energy Corp.
6.625%, 08/15/2020	345,000	341,550
El Paso Corp.
7.000%, 06/15/2017	90,000	102,092
Transocean, Inc.
5.250%, 03/15/2013	275,000	282,423
		1,219,694
Retail - 0.97%
Marks & Spencer Plc
7.125%, 12/01/2037 (b)	285,000	301,215
Technology, Equipment & Services - 0.35%
Unisys Corp.
12.500%, 01/15/2016	103,000	109,180
Telecommunications - 0.65%
Telecom Italia Capital SA
6.999%, 06/04/2018	85,000	84,575
Telefonica Emisiones SAU
5.462%, 02/16/2021	135,000	117,557
		202,132
Utilities - 0.38%
Edison Mission Energy
7.000%, 05/15/2017	210,000	117,600
TOTAL CORPORATE BONDS (Cost $12,618,342)		$14,209,867

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (c)	870	$-
TOTAL WARRANTS (Cost $8,748)		$–
	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.20%
Repurchase Agreement - 2.20%
State Street Bank and Trust Repurchase Agreement, (Dated 6/29/12), due 7/2/12, 0.01%,
[Collateralized by $680,000 United States Treasury Bill, 1.75%, 3/31/14,
(Market Value $699,714)] (proceeds $685,935).	$685,935	$685,935
TOTAL SHORT TERM INVESTMENTS (Cost $685,935)		$685,935

Total Investments (Cost $29,154,204) - 99.20%		$30,922,532
Other Assets in Excess of Liabilities - 0.80%		248,053
TOTAL NET ASSETS - 100.00%		$31,170,585

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security was purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the "Act"
or was acquired in a private placement, and, unless registered under the Act, may only be sold to "qualified institutional buyers"
(as defined in the Act or pursuant to another exemption from registration). The market values of these securities total
$744,328, which represents 2.39% of total net assets.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets.
(d)	In default.

Brandes Institutional Global Equity Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.06%
Automobiles - 3.40%
Honda Motor Co. Ltd.	11,900	$415,257
Toyota Motor Corp.	14,800	597,361
		1,012,618
Beverages - 2.75%
Pepsico, Inc.	11,590	818,949
Building Products - 1.19%
Masco Corp.	25,400	352,298
Capital Markets - 2.14%
Bank Of New York Mellon Corp.	14,200	311,690
State Street Corp.	7,248	323,551
		635,241
Commercial Banks - 6.21%
Intesa Sanpaolo SpA	77,256	109,955
Intesa Sanpaolo SpA Savings Shares	118,900	135,375
KeyCorp	20,300	157,122
Mitsubishi UFJ Financial Group, Inc.	71,600	343,027
PNC Financial Services Group, Inc.	3,420	208,996
Sumitomo Mitsui Financial Group, Inc.	10,076	332,860
Wells Fargo & Co.	16,669	557,411
		1,844,746
Communications Equipment - 1.34%
Telefonaktiebolaget LM Ericsson	43,500	398,013
Computers & Peripherals - 2.86%
Hewlett Packard Co.	21,064	423,597
Western Digital Corp. (a)	13,940	424,891
		848,488
Diversified Financial Services - 2.26%
Bank of America Corp.	45,532	372,452
Citigroup, Inc.	10,936	299,756
		672,208
Diversified Telecommunication Services - 9.71%
Deutsche Telekom AG	46,700	511,807
France Telecom SA	45,563	599,082
Nippon Telegraph & Telephone Corp.	15,300	713,447
Portugal Telecom SGPS SA	38,800	169,931
Telecom Italia SpA Savings Shares	875,400	709,397
Telefonica SA	13,752.631579	181,032
		2,884,696
Electric Utilities - 0.57%
Centrais Electricas Brasileiras SA - ADR	24,100	169,423
Electronic Equipment, Instruments & Components - 4.30%
Corning, Inc.	37,790	488,624
FUJIFILM Holdings Corp.	17,300	327,769
TE Connectivity Ltd.	14,400	459,504

		1,275,897
Food & Staples Retailing - 8.58%
Carrefour SA	23,000	424,705
J. Sainsbury Plc	80,000	378,091
Koninklijke Ahold NV	31,800	393,917
Safeway, Inc.	24,650	447,398
Seven & I Holdings Co. Ltd.	7,800	235,134
The Kroger Co.	16,400	380,316
Wm. Morrison Supermarkets Plc	69,300	289,173
		2,548,734
Food Products - 2.08%
Unilever NV	18,500	618,002
Health Care Equipment & Supplies - 1.02%
Boston Scientific Corp. (a)	53,600	303,912
Household Durables - 0.57%
Sony Corp.	11,800	168,731
Industrial Conglomerates - 1.65%
General Electric Co.	23,510	489,948
Insurance - 6.17%
Aegon NV	69,236	321,089
MS&AD Insurance Group Holdings	16,000	279,925
NKSJ Holdings, Inc.	15,200	323,575
Swiss Re AG	9,100	573,680
Tokio Marine Holdings, Inc.	13,300	333,738
		1,832,007
Media - 2.51%
News Corp.	33,500	746,715
Multiline Retail - 1.19%
Marks & Spencer Group Plc	69,300	353,404
Multi-Utilities - 2.24%
GDF Suez	27,844	664,021
Office Electronics - 2.83%
Canon, Inc.	10,600	423,052
Xerox Corp.	52,900	416,323
		839,375
Oil & Gas - 12.05%
BP Plc	79,400	530,248
Chesapeake Energy Corp.	41,250	767,250
ENI SpA	34,700	737,208
Lukoil OAO - ADR	6,700	375,736
Total SA	15,378	692,149
Valero Energy Corp.	19,709	475,972
		3,578,563
Pharmaceuticals - 14.12%
Astellas Pharma, Inc.	8,900	388,385
AstraZeneca Plc	11,500	513,907
Daiichi Sankyo Co. Ltd.	19,300	325,434
Eli Lilly & Co.	11,000	472,010
GlaxoSmithKline Plc	24,000	545,136
Merck & Co., Inc.	9,749	407,021
Pfizer, Inc.	25,054	576,242
Sanofi	8,200	620,747

Takeda Pharmaceutical Co. Ltd.		7,600	345,054
			4,193,936
Semiconductors & Semiconductor Equipment - 1.86%
Intel Corp.		8,264	220,236
STMicroelectronics NV		61,200	333,031
			553,267
Software - 3.11%
Microsoft Corp.		30,200	923,818
Wireless Telecommunication Services - 1.35%
America Movil SAB de CV - ADR		15,400	401,324
TOTAL COMMON STOCKS (Cost $29,581,306)			$29,128,334

		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 1.26%
Repurchase Agreement - 1.26%
State Street Bank and Trust Repurchase Agreement, (Dated 6/29/12), due 7/2/12, 0.01%,
[Collateralized by $375,000 United States Treasury Bill, 1.75%, 3/31/14,
(Market Value $385,872)] (proceeds $373,673).		$373,673	$373,673
TOTAL SHORT TERM INVESTMENTS (Cost $373,673)			$373,673

Total Investments (Cost $29,954,979) - 99.32%			$29,502,007
Other Assets in Excess of Liabilities - 0.68%			202,641
TOTAL NET ASSETS - 100.00%			$29,704,648

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
ADR	American Depository Receipt

Brandes Institutional Global Equity Fund
Schedule of Investments Country
June 30, 2012 (Unaudited)

COMMON STOCKS
Brazil		0.57%
France		10.10%
Germany		1.72%
Italy		5.70%
Japan		18.69%
Mexico		1.35%
Netherlands		5.61%
Portugal		0.57%
Russia		1.26%
Spain		0.61%
Sweden		1.34%
Switzerland		3.48%
United Kingdom		8.79%
United States		38.27%
TOTAL COMMON STOCKS		98.06%
SHORT TERM INVESTMENTS		1.26%
TOTAL INVESTMENTS		99.32%
Other Assets in Excess of Liabilities		0.68%
TOTAL NET ASSETS		100.00%

Brandes Institutional Emerging Markets Fund
Schedule of Investments
June 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.15%
Argentina - 0.13%
Grupo Clarin SA - GDR (a)	67,028	$237,071
Austria - 2.64%
Erste Group Bank AG	247,768	4,705,475
Brazil - 10.94%
Banco do Brasil SA	266,150	2,577,355
Banco Santander Brasil SA - ADR	407,925	3,161,419
Centrais Electricas Brasileiras SA - ADR	214,515	1,508,040
Cia Paranaense de Energia	58,940	1,113,653
Embraer SA - ADR	126,204	3,348,191
Itau Unibanco Holding SA	125,200	1,585,804
Marfrig Alimentos SA (a)	247,542	1,175,778
Oi SA	68,649	325,046
Oi SA - ADR	49,531	230,319
Tim Participacoes SA - ADR	129,765	3,563,347
Viver Incorporadora e Construtora SA (a)	1,200,533	884,635
		19,473,587
China - 10.87%
Asiainfo-Linkage, Inc. (a)	147,366	1,737,445
Chaoda Modern Agriculture Holdings Ltd. (c)	3,433,934	274,715
China Mobile Ltd	411,000	4,511,749
China Resources Power Holdings Co. Ltd.	1,312,409	2,710,928
China Yuchai International Ltd. (a)	79,780	1,090,593
People's Food Holdings Ltd. (a)	5,082,519	2,006,126
Sinotrans Ltd.	10,502,350	1,719,887
Weiqiao Textile Co.	3,318,377	1,236,159
Xinhua Winshare Publishing and Media Co. Ltd.	1,643,450	709,788
Yingde Gases	3,660,000	3,349,744
		19,347,134
Czech Republic - 1.29%
Telefonica Czech Republic AS	120,260	2,295,954
Hong Kong - 2.43%
Dickson Concepts International Ltd.	208,228	112,337
First Pacific Co. Ltd.	4,064,899	4,216,320
		4,328,657
Hungary - 1.47%
Magyar Telekom Telecommunications Plc	1,329,334	2,623,075
India - 4.81%
Indian Oil Corp. Ltd.	562,125	2,574,791
Reliance Infrastructure Ltd.	593,250	5,992,713
		8,567,504
Israel - 0.70%
Bezeq The Israeli Telecommunication Corp. Ltd.	269,300	286,525
Partner Communications Co. Ltd.	132,778	537,872
Syneron Medical Ltd. (a)	40,050	415,719

		1,240,116
Kuwait - 0.53%
National Mobile Telecommunications Co. KSC	117,500	936,813
Luxembourg - 0.97%
Ternium SA - ADR	88,600	1,733,902
Mexico - 4.80%
America Movil SAB de CV - ADR	104,550	2,724,573
Cemex SAB de CV - ADR (a)	603,532	4,061,770
Grupo Televisa SAB	394,833	1,700,425
Grupo Televisa SAB - ADR	2,780	59,714
		8,546,482
Pakistan - 0.27%
Nishat Mills Ltd.	962,360	487,161
Panama - 2.07%
Banco Latinoamericano de Comercio Exterior SA	171,791	3,681,481
Philippines - 0.85%
First Philippine Holdings Corp.	841,300	1,513,212
Russia - 8.93%
Federal Hydrogenerating Co. JSC - ADR	1,023,210	2,384,079
Gazprom OAO - ADR (a)	561,228	5,331,666
Lukoil OAO - ADR	78,120	4,380,970
Phosagro OAO - GDR (a)	85,070	999,224
Sberbank of Russia - ADR	258,660	2,798,701
		15,894,640
Singapore - 2.61%
Haw Par Corp. Ltd.	162,100	770,518
Flextronics International Ltd. (a)	625,974	3,881,039
		4,651,557
South Africa - 2.63%
MTN Group Ltd.	270,210	4,679,150
South Korea - 14.00%
Halla Climate Control Corp.	92,570	1,975,231
Hana Financial Group, Inc.	78,160	2,498,632
KB Financial Group, Inc.	80,530	2,630,666
KB Financial Group, Inc. - ADR	25,337	828,267
Korea Electric Power Corp. (a)	57,350	1,292,130
Korea Electric Power Corp. - ADR (a)	80,820	903,568
Lotte Chilsung Beverage Co. Ltd.	2,110	2,706,932
Lotte Confectionery Co. Ltd.	1,330	1,818,198
POSCO	8,400	2,689,277
POSCO - ADR	18,868	1,517,743
Samsung Electronics Co. Ltd.	3,203	3,391,937
Shinhan Financial Group Co. Ltd.	61,330	2,150,082
Shinhan Financial Group Co. Ltd. - ADR	7,279	516,663
		24,919,326
Taiwan - 4.19%
Compal Electronics, Inc.	3,997,000	3,701,228
Novatek Microelectronics Corp.	1,214,000	3,761,302
		7,462,530
Turkey - 6.39%
Aygaz AS	394,260	1,659,715
Dogus Otomotiv Servis ve Ticaret AS (a)	697,566	2,158,098

Selcuk Ecza Deposu Ticaret ve Sanayi A.S.		1,066,021	1,057,063
Turkiye Garanti Bankasi AS		941,390	3,705,787
Turkiye Vakiflar Bankasi Tao		1,339,200	2,792,285
			11,372,948
United Arab Emirates - 1.63%
Air Arabia PJSC		17,601,673	2,897,275
TOTAL COMMON STOCKS (Cost $173,730,481)			$151,595,050

PARTICIPATORY NOTES - 2.61%
Saudi Arabia - 2.61%
Etihad Etisalat Co. (a)(b)(c)		280,260	$4,639,870
TOTAL PARTICIPATORY NOTES (Cost $4,726,669)			$4,639,870

PREFERRED STOCKS - 8.83%
Argentina - 0.14%
Nortel Inversora SA - ADR (a)		16,356	$255,481
Brazil - 5.71%
Cia Energetica do Ceara		45,250	862,645
Cia Paranaense de Energia - ADR		39,350	853,108
Itau Unibanco Holding SA - ADR		63,640	885,869
Oi SA - ADR		83,671	1,032,500
Petroleo Brasileiro SA - ADR		278,122	5,045,133
Telefonica Brasil SA - ADR		60,011	1,484,672
			10,163,927
South Korea - 2.98%
Hyundai Motor Co.		90,596	5,300,825
TOTAL PREFERRED STOCKS (Cost $18,829,187)			$15,720,233

REAL ESTATE INVESTMENT TRUSTS - 1.22%
Mexico - 1.22%
Fibra Uno Administracion SA de CV		1,058,632	$2,174,450
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,918,232)			$2,174,450

SHORT TERM INVESTMENTS - 1.35%
Money Market Fund - 1.35%
Northern Institutional Treasury Portfolio, 0.010%		2,426,256	$2,426,256
TOTAL SHORT TERM INVESTMENTS (Cost $2,426,256)			$2,426,256

Total Investments (Cost $201,630,825) - 99.16%			$176,555,859
Other Assets in Excess of Liabilities - 0.84%			1,486,780
TOTAL NET ASSETS - 100.00%			$178,042,639

GDR	Global Depository Receipt
ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Represents the underlying security of a participatory note with HSBC Bank Plc. The note has a maturity date of March 30, 2015.
(c)	The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represents $4,914,585 or 2.76% of the Fund's net assets.

Brandes Institutional Emerging Markets Fund
Schedule of Investments by Industry
June 30, 2012 (Unaudited)

COMMON STOCKS
Aerospace & Defense	1.89%
Air Freight & Logistics	0.97%
Airlines	1.63%
Auto Components	1.11%
Beverages	1.52%
Chemicals	2.44%
Commercial Banks	18.89%
Computers & Peripherals	2.08%
Construction Materials	2.28%
Distributors	1.61%
Diversified Financial Services	2.37%
Diversified Telecommunication Services	3.24%
Electric Utilities	8.26%
Electronic Equipment, Instruments & Components	2.18%
Food Products	2.96%
Gas Utilities	0.93%
Health Care Equipment & Supplies	0.23%
Health Care Providers & Services	0.59%
Household Durables	0.50%
Independent Power Producers & Energy Traders	1.52%
Internet Software & Services	0.98%
Machinery	0.61%
Media	1.12%
Metals & Mining	3.34%
Oil, Gas & Consumable Fuels	6.90%
Pharmaceuticals	0.43%
Semiconductors & Semiconductor Equipment	4.02%
Specialty Retail	0.06%
Textiles, Apparel & Luxury Goods	0.97%
Wireless Telecommunication Services	9.52%
TOTAL COMMON STOCKS	85.15%
PARTICIPATORY NOTES
Wireless Telecommunication Services	2.61%
TOTAL PARTICIPATORY NOTES	2.61%
PREFERRED STOCKS
Automobiles	2.98%
Commercial Banks	0.50%
Diversified Telecommunication Services	1.56%
Electric Utilities	0.96%
Oil, Gas & Consumable Fuels	2.83%
TOTAL PREFERRED STOCKS	8.83%
REAL ESTATE INVESTMENT TRUSTS	1.22%
SHORT TERM INVESTMENTS	1.35%
TOTAL INVESTMENTS	99.16%
Other Assets in Excess of Liabilities	0.84%
TOTAL NET ASSETS	100.00%

Brandes Credit Focus Yield Fund
Schedule of Investments
June 30, 2012 (Unaudited)
	Principal
	Amount	Value
Fannie Mae Interest Only Strip - 0.17%
6.000%, 06/01/2036	$143,534	$20,627
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $21,770)		$20,627

OTHER MORTGAGE RELATED SECURITIES - 2.34%
Near Prime Mortgage - 1.82%
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-10, 2.653%, 10/25/2035	$283,750	$225,609
Sub-Prime Mortgages - 0.52%
Structured Asset Investment Loan Trust
Series A3, 0.625%, 07/25/2035	71,412	64,280
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $295,195)		$289,889

US GOVERNMENTS - 20.46%
Sovereign - 20.46%
United States Treasury Note
4.250%, 08/15/2014	$410,000	$443,729
4.500%, 02/15/2016	655,000	748,184
3.375%, 11/15/2019	50,000	57,848
2.000%, 11/15/2021	1,235,000	1,280,444
TOTAL US GOVERNMENTS (Cost $2,476,957)		$2,530,205

	Shares	Value
COMMON STOCKS - 0.24%
Paper & Forest Products - 0.23%
Abitibi-Consolidated (a)(b)	205,000	$-
Quad/Graphics, Inc.	695	9,994
Quebecor World (a)(b)	430,000	–
Resolute Forest Products, Inc. (a)	1,620	18,760
		28,754
Semiconductors - 0.01%
MagnaChip Semiconductor Corp. (a)	97	924
TOTAL COMMON STOCKS (Cost $31,937)		$29,678

	Principal
	Amount	Value
ASSET BACKED SECURITIES - 2.87%
Student Loan - 2.87%
National Collegiate Student Loan Trust
Series A-4, 0.550%, 10/25/2033	$400,000	$158,286
SLM Student Loan Trust
Series 2007-A, 0.708%, 12/15/2041	300,000	196,300
TOTAL ASSET BACKED SECURITIES (Cost $380,645)		$354,586

CORPORATE BONDS - 70.55%
Advertising - 1.73%

The Interpublic Group of Companies, Inc.
6.250%, 11/15/2014	$195,000	$213,038
Automobile Parts & Equipment - 1.17%
American Axle & Manufacturing, Inc.
5.250%, 02/11/2014	140,000	144,200
Banks & Thrifts - 18.26%
Ally Financial, Inc.
6.750%, 12/01/2014	250,000	263,125
Banco Santander Chile
7.375%, 07/18/2012	135,000	135,212
Citigroup, Inc.
6.125%, 11/21/2017	190,000	210,505
Fifth Third Bancorp
8.250%, 03/01/2038	65,000	88,216
First Horizon National Corp.
5.375%, 12/15/2015	75,000	79,140
JP Morgan Chase & Co.
7.900%, 04/30/2099	335,000	367,258
KeyCorp
6.500%, 05/14/2013	60,000	62,846
M&I Marshall & Ilsley Bank
5.000%, 01/17/2017	205,000	220,985
National City Corp.
4.900%, 01/15/2015	245,000	266,453
Regions Financial Corp.
5.750%, 06/15/2015	210,000	220,500
The Goldman Sachs Group, Inc.
7.500%, 02/15/2019	65,000	74,126
USB Capital IX
6.189%, Perpetual	350,000	269,396
		2,257,762
Building Materials - 5.14%
CRH America, Inc.
6.000%, 09/30/2016	90,000	98,518
Masco Corp.
6.125%, 10/03/2016	150,000	160,080
Mohawk Industries, Inc.
6.625%, 01/15/2016	145,000	159,863
Owens Corning
6.500%, 12/01/2016	75,000	83,394
USG Corp.
6.300%, 11/15/2016	140,000	134,050
		635,905
Consumer Products - 1.55%
Spectrum Brands Holdings, Inc.
9.500%, 06/15/2018	170,000	192,100
Containers & Packaging - 0.87%
Sealed Air Corp.
7.875%, 06/15/2017	100,000	108,000
Diversified Financial Services - 11.15%
American International Group, Inc.
6.400%, 12/15/2020	190,000	214,981

Bank of America Corp.
3.750%, 07/12/2016	115,000	115,935
Ford Motor Credit Co. LLC
7.000%, 10/01/2013	245,000	261,420
General Motors Acceptance Corp.
6.750%, 12/01/2014	325,000	342,852
International Lease Finance Corp.
6.625%, 11/15/2013	215,000	221,988
SLM Corp.
5.000%, 10/01/2013	215,000	221,450
		1,378,626
Electric Utilities - 8.29%
Ameren Corp.
8.875%, 05/15/2014	120,000	133,667
Arizona Public Service Co.
8.750%, 03/01/2019	160,000	211,600
Commonwealth Edison Co.
5.950%, 08/15/2016	110,000	129,102
FirstEnergy Corp.
7.375%, 11/15/2031	175,000	219,672
Nisource Finance Corp.
5.250%, 09/15/2017	65,000	72,576
Oncor Electric Delivery Co. LLC
6.375%, 01/15/2015	90,000	99,531
7.000%, 09/01/2022	45,000	54,661
PPL Energy Supply LLC
6.500%, 05/01/2018	90,000	103,997
		1,024,806
Energy - 0.96%
Valero Energy Corp.
9.375%, 03/15/2019	90,000	118,280
Equipment - 0.80%
Continental Airlines 2007-1 Class A Pass Through Trust
Series 2007-1, 5.983%, 10/19/2023	91,200	98,952
Food, Beverage & Tobacco - 3.25%
Altria Group, Inc.
9.700%, 11/10/2018	125,000	172,971
Tyson Foods, Inc.
6.850%, 04/01/2016	200,000	228,750
		401,721
Homebuilders - 5.79%
Centex Corp.
6.500%, 05/01/2016	155,000	167,400
Lennar Corp.
5.600%, 05/31/2015	195,000	204,749
Pulte Group, Inc.
5.200%, 02/15/2015	170,000	175,100
Toll Brothers Finance Corp.
5.150%, 05/15/2015	160,000	169,115
		716,364
Insurance - 1.83%
CNA Financial Corp.

7.350%, 11/15/2019	70,000	82,812
5.875%, 08/15/2020	60,000	65,979
Marsh & McLennan Cos, Inc.
5.750%, 09/15/2015	70,000	77,636
		226,427
Leisure Time - 0.71%
Royal Caribbean Cruises Ltd.
7.000%, 06/15/2013	85,000	88,400
Media - 1.27%
The McGraw Hill Cos, Inc.
5.900%, 11/15/2017	40,000	46,044
Virgin Media Finance Plc
9.500%, 08/15/2016	100,000	111,500
		157,544
Oil & Gas - 5.73%
Anadarko Petroleum Corp.
5.950%, 09/15/2016	260,000	295,042
Chesapeake Energy Corp.
6.625%, 08/15/2020	195,000	193,050
El Paso Corp.
7.000%, 06/15/2017	50,000	56,718
Transocean, Inc.
5.250%, 03/15/2013	160,000	164,319
		709,129
Technology, Equipment & Services - 0.51%
Unisys Corp.
12.500%, 01/15/2016	60,000	63,600
Telecommunications - 0.97%
Telecom Italia Capital SA
6.999%, 06/04/2018	50,000	49,750
Telefonica Emisiones SAU
5.462%, 02/16/2021	80,000	69,663
		119,413
Utilities - 0.57%
Edison Mission Energy
7.000%, 05/15/2017	125,000	70,000
TOTAL CORPORATE BONDS (Cost $8,589,875)		$8,724,267

	Contracts	Value
WARRANTS - 0.00%
Semiconductors - 0.00%
MagnaChip Semiconductor Corp.
Expiration Date: November 2014, Exercise Price: $1.97 (b)	3,900	$-
TOTAL WARRANTS (Cost $0)		$–

	Principal
	Amount	Value
SHORT TERM INVESTMENTS - 2.24%
Repurchase Agreement - 2.24%
State Street Bank and Trust Repurchase Agreement, (Dated 6/29/12), due 7/2/12, 0.01%,
[Collateralized by $275,000 United States Treasury Bill, 1.75%, 3/31/14,
(Market Value $282,973)] (proceeds $277,199).	$277,199	$277,199

TOTAL SHORT TERM INVESTMENTS (Cost $277,199)	$277,199

Total Investments (Cost $12,073,578) - 98.87%	$12,226,451
Other Assets in Excess of Liabilities - 1.13%	139,894
TOTAL NET ASSETS - 100.00%	$12,366,345

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) The prices for these securities were derived from an estimate of fair market value using methods approved by the Fund's Board of Trustees. These securities represent $0 or 0.00% of the Fund's net assets.

Brandes Investment Trust
Notes to Schedule of Investments
June 30, 2012 (Unaudited)

1)	Federal Tax Information

The cost basis of investments for federal income tax purposes at June 30, 2012 for the Brandes Institutional Global Equity Fund ("Global Fund"), Brandes Institutional International Equity Fund ("International Fund"),  Brandes Institutional Emerging Markets Fund ("Emerging Markets Fund"), Brandes Institutional Core Plus Fixed Income Fund ("Core Plus Fund"), Brandes International Small Cap Fund ("International Small Cap Fund"), Brandes Credit Focus Yield Fund ("Credit Focus Yield Fund") and Separately Managed Account Reserve Trust ("SMART Fund") (collectively the "Funds"), were as follows*:

		Global Fund	International Fund	Emerging Markets Fund	Core Plus Fund	Credit Focus Yield Fund	International Small Cap Fund	SMART Fund
	Cost of Investments	$ 29,954,979	$ 488,383,870	$ 201,630,825	$ 29,154,204	$ 12,073,578	$ 28,455,628	$ 140,181,705
	Gross unrealized appreciation	$ 3,174,868	$ 29,097,507	$ 7,228,856	$ 2,349,913	$ 217,704	$ 903,655	$ 12,639,640
	Gross unrealized depreciation	(3,627,840)	(122,791,564)	(32,303,822)	(581,585)	(64,831)	(2,207,286)	(12,007,674)
	Net unrealized appreciation/(depreciation)	$ (452,972)	$ (93,694,057)	$ (25,074,966)	$ 1,768,328	$ 152,873	$ (1,303,631)	$ 631,966

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

2)	Significant Accounting Policies

A. Fair Value Measurements

The Trust has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted market prices in active markets.
• Level 2 - Quoted prices for similar instruments or inputs derived from observable market data.  Directly observable inputs for the life of the financial instrument.
• Level 3 - Unobservable inputs developed using the reporting entity's estimates and assumptions, which reflect those that market participants would use.

Common and preferred stocks, exchange-traded funds and financial derivative instruments, such as futures contracts and options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price at the close of regular trading on each day the exchange is open for trading, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Securities traded on an exchange for which there have been no sales on the valuation date, are valued at the mean between the last bid and ask price on such day and are categorized as Level 2 on the fair value hierarchy.

Investments in registered open-end management investment companies will be valued based upon the Net Asset Value, ("NAVs") of such investments and are categorized as Level 1 of the fair value hierarchy.  Investments in privately held investment funds will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain common and preferred stocks that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange, ("NYSE").  These securities are generally valued using pricing service providers that consider the correlation of the trading patters of the foreign security to the intraday trading in the U.S. markets for investments.  Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.  As of June 30, 2012, the International Equity Fund, Global Equity Fund, Emerging Markets Fund and International Small Cap Fund had securities with market values of $337,484,350, $16,355,848, $89,286,087 and $16,936,852 and that represents 93.23%, 55.06%, 50.15% and 62.26% of each Fund's net assets, respectively, that were fair valued using these valuation adjustments.

Fixed income securities (other than short-term investments) including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, fixed income securities purchased on a delayed-delivery basis and non-U.S. bonds are normally valued on the basis of bid prices obtained from brokers and dealers or independent pricing services or sources.  Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.  The service providers' internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of securities.  These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available.  Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value.  These investments are categorized as Level 2 of the fair value hierarchy.

Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees.  The Valuation Committee is generally responsible for overseeing the day-to-day valuation processes and reports periodically to the Board.  The Valuation Committee is authorized to make all necessary determinations of the fair value of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.  The securities fair valued by the Valuation Committee are indicated in the Schedules of Investments and are categorized as Level 2 or Level 3.

In using fair value pricing, each Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern Time.  Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations.  A Fund using fair value to price securities may value those securities higher or lower than another fund using market quotations or fair value to price the same securities.  Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.

The following is a summary of the inputs used, as of June 30, 2012, involving the Funds' assets carried at value.  The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

Investments in Securities
Global Fund
Equities
Consumer Discretionary	$ 746,716	$ 1,534,753	$ -	$ 2,281,469
Consumer Staples	1,646,663	2,339,022	-	3,985,685
Energy	1,618,958	1,959,605	-	3,578,563
Financials	2,230,978	2,753,223	-	4,984,201
Health Care	1,759,185	2,738,663	-	4,497,848
Industrials	842,246	-	-	842,246
Information Technology	3,356,994	1,481,865	-	4,838,859
Telecommunication Services	401,324	2,884,696	-	3,286,020
Utilities	169,423	664,020	-	833,443
Total Equities	12,772,487	16,355,847	-	29,128,334
Repurchase Agreements	-	373,673	-	373,673
Total Investments in Securities	$ 12,772,487	$ 16,729,520	$ -	$ 29,502,007

International Fund
Equities
Consumer Discretionary	$ -	$ 38,397,123	$ -	$ 38,397,123
Consumer Staples	-	41,697,473	-	41,697,473
Energy	11,335,565	31,874,970	-	43,210,535
Financials	4,609,304	62,223,056	-	66,832,360
Health Care	-	50,609,571	-	50,609,571
Industrials	-	3,191,553	-	3,191,553
Information Technology	8,539,022	22,594,882	-	31,133,904
Materials	3,373,648	18,579,460	-	21,953,108
Telecommunication Services	13,024,556	56,533,067	-	69,557,623
Utilities	7,629,251	11,783,195	-	19,412,446
Total Equities	48,511,346	337,484,350	-	385,995,696
Repurchase Agreements	-	8,694,117	-	8,694,117
Total Investments in Securities	$ 48,511,346	$ 346,178,467	$ -	$ 394,689,813

Emerging Markets Fund
Equities
Consumer Discretionary	$ 2,881,845	$ 11,979,599	$ -	$ 14,861,444
Consumer Staples	3,181,904	4,799,845	-	7,981,749
Energy	17,332,560	-	-	17,332,560
Financials	18,210,010	22,699,247	-	40,909,257
Health Care	415,719	1,057,063	-	1,472,782
Industrials	4,438,785	5,387,679	-	9,826,464
Information Technology	5,618,484	10,854,467	-	16,472,951
Materials	8,312,638	6,039,021	-	14,351,659
Telecommunication Services	11,911,892	18,215,055	-	30,126,947
Utilities	7,625,093	13,168,697	-	20,793,790
Total Equities	79,928,930	94,200,673	-	174,129,603
Short Term Investments	2,426,256	-	-	2,426,256
Total Investments in Securities	$ 82,355,186	$ 94,200,673	$ -	$ 176,555,859

International Small Cap Fund
Equities
Consumer Discretionary	$ 1,766,738	$ 3,937,064	$ -	$ 5,703,802
Consumer Staples	3,342,790	2,131,412	-	5,474,202
Energy	-	-	-	-
Financials	1,724,687	695,155	-	2,419,842
Health Care	230,955	1,657,642	-	1,888,597

	Industrials	508,071	5,185,688	-	5,693,759
	Information Technology	1,019,427	444,331	-	1,463,758
	Materials	379,736	1,598,832	-	1,978,568
	Telecommunication Services	430,258	647,350	-	1,077,608
	Utilities	-	639,377	-	639,377
	Total Equities	9,402,662	16,936,851	-	26,339,513
	Repurchase Agreements	-	812,484	-	812,484
	Total Investments in Securities	$ 9,402,662	$ 17,749,335	$ -	$ 27,151,997

Core Plus Fund
	Equities*	$ 10,778	$ 14,256	$ -	$ 25,034
	Asset Backed Securities	-	1,028,501	-	1,028,501
	Corporate Bonds		14,209,868		14,209,868
	Government Securities	-	12,506,227	-	12,506,227
	Mortgage Backed Securities	-	2,466,967	-	2,466,967
	Repurchase Agreements	-	685,935	-	685,935
	Total Investments in Securities	$ 10,778	$ 30,911,754	$ -	$ 30,922,532

SMART Fund
	Equities*	$ 606,510	$ 1,214,390	$ -	$ 1,820,900
	Asset Backed Securities	-	4,243,862	-	4,243,862
	Corporate Bonds	-	111,414,221	-	111,414,221
	Government Securities	-	14,367,152	-	14,367,152
	Mortgage Backed Securities	-	7,545,131	-	7,545,131
	Repurchase Agreements	-	1,422,405	-	1,422,405
	Total Investments in Securities	$ 606,510	$ 140,207,161	$ -	$ 140,813,671

Credit Focus Yield Fund
	Equities*	$ 29,678	$ -	$ -	$ 29,678
	Asset Backed Securities	-	354,586	-	354,586
	Corporate Bonds		8,724,267		8,724,267
	Government Securities	-	2,550,832	-	2,550,832
	Mortgage Backed Securities	-	289,889	-	289,889
	Repurchase Agreements	-	277,199	-	277,199
	Total Investments in Securities	$ 29,678	$ 12,196,773	$ -	$ 12,226,451
*See the Schedule of Investments for the equity investments detailed by industry classification.

There were no significant transfers in or out of Levels 1 and 2 for the Core Plus, Credit Focus, International Small Cap and SMART Funds. Below are the significant transfers into and out of Levels 1 and 2 during the periods presented for the International, Global and Emerging Markets Funds:

		International Fund	Global Fund	Emerging Markets Fund
	Transfers into Level 1	$ -	$ -	$ 2,243,197
	Transfers out of Level 1	13,670,624	916,707	936,813
	Net Transfers in and/(out) of Level 1	$ (13,670,624)	$ (916,707)	$ 1,306,384

	Transfers into Level 2	$ 13,670,624	$ 916,707	$ 936,813
	Transfers out of Level 2	-	-	2,243,197
	Net Transfers in and/(out) of Level 2	$ 13,670,624	$ 916,707	$ (1,306,384)

The securities that transferred from Level 2 to Level 1 transferred due to an increase of observable market data.  The securities that transferred from Level 1 to Level 2 transferred due to a decrease of observable market data. The transfers are measured as of June 30, 2012.

There were no Level 3 securities in the International, Global Equity, Emerging Markets, International Small Cap and Credit Focus Funds at the beginning of the periods presented or during the periods presented.  Below is a reconciliation that details the activity of securities in Level 3 in the Core Plus and SMART Funds during the period ended June 30, 2012:

				Core Plus Fund	SMART Fund
	Beginning Balance - October 1, 2011			$ -	$ -
	Gross purchases/(sales)			-	-
	Transfers in/(out) of Level 3			-	-
	Total realized and unrealized gains			-	-
	Total realized and unrealized losses			-	-
	Ending Balance - June 30, 2012			$ -	$ -

The realized and unrealized gains and losses from Level 3 transactions is included with the net realized gains and losses on investments on the Statement of Assets and Liabilities.  As of June 30, 2012, the Core Plus and SMART Funds had $8,748 and $863,486 of unrealized losses from Level 3 securities.

3)	Securities Lending

The Funds may lend their portfolio securities to banks, brokers and dealers.  Lending Funds’ securities exposes the Funds to risk such as the following: (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral in instances when the value of the collateral is less than the loaned securities, (iii) the Funds may experience delays in recovery of the loaned securities or delays in access to collateral, or (iv) the Funds may experience losses related to the reinvestment of collateral.  To minimize certain of these risks, the borrower must agree to maintain collateral with the Funds’ custodian, marked to market daily, in the form of cash and/or U.S. government obligations, in an amount at least equal to 100% of the market value of securities.  As of June 30, 2012, only the Institutional Fund had securities on loan with a market value of $6,812,631 and received non-cash collateral for the loans valued at $6,919,000.  Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default.  Therefore, non-cash collateral is not included on the Funds' Schedule of Investments.

4)	Participatory Notes

The International, Global and Emerging Markets Funds may invest in participatory notes.  Participatory notes are derivative securities which are designed to provide synthetic exposure to one or more underlying security or securities, subject to the credit risk of the issuing financial institution.

Investments in participatory notes involve risks normally associated with a direct investment in the underlying securities.  In addition, participatory notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligation to complete the transaction with the Trust.  Participatory notes constitute general unsecured, unsubordinated contractual obligations of the bank or broker-dealers that issue them.  The Trust is relying on the creditworthiness of such banks or broker-dealers and has no rights under a participatory note against the issuer of the securities underlying such participatory note.  The advisor has established guidelines for monitoring participatory note exposure for the Funds.  Prior to investment in a participatory note, the advisor will complete an analysis of the prospective counterparties and once purchased, will continue to monitor creditworthiness on a quarterly basis.  The advisor requires a minimum credit rating for such counterparties (as determined by rating agencies such as: Moody's, Fitch, and S&P) of A.

The Funds record counterparty credit risk valuation adjustments, if material, on certain derivative assets in order to appropriately reflect the credit quality of the counterparty.  During the quarter ended June 30, 2012, the Funds did not make any counterparty credit risk valuation adjustments.

The Emerging Markets Fund invested in a participatory note with HSBC Bank Plc in which HSBC Bank Plc is an investment vehicle used to purchase an underlying security, Etihad Etisalat Co.  The average monthly market value of this security was $4,901,530 during the quarter ended June 30, 2012.  As a result of the investment in the participatory note, the Emerging Markets Fund recognized a net unrealized loss of $86,798 and no realized gain (loss) as of June 30, 2012.  The market value of the security on June 30, 2012 was $4,639,870 and can be found in the Emerging Market Fund's Schedule of Investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brandes Investment Trust

By (Signature and Title)  /s/ Jeff Busby
                                            Jeff Busby, President

Date  August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Jeff Busby
                                              Jeff Busby, President

Date  August 23, 2012

By (Signature and Title)*  /s/ Gary Iwamura
                                              Gary Iwamura, Treasurer

Date  August 21, 2012

* Print the name and title of each signing officer under his or her signature.